Provisions and other non-financial liabilities - Other Current Non-Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [abstract]
Tax withholdings	$ 2,171	$ 2,995
Other non-income taxes payable	69	710
VAT payable	42,142	51,420
Guarantees received	1,021	1,021
Accrual for dividend	181,099	5,909
Monthly tax provisional payments	56,653	17,003
Deferred income	3,155	4,657
Withholdings from employees and salaries payable	9,597	9,175
Accrued vacations	40,408	34,796
Other current liabilities	752	353
Total	$ 337,067	$ 128,039